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                         RANSON CAPITAL CORPORATION
                                1 NORTH MAIN
                           MINOT, NORTH DAKOTA 58703

                               October 1, 1996


Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549-1004

Attn: Filing Desk, Stop 1-4

      Re:                Ranson Managed Portfolios
                         File No. 33-36324 (CIK No. 866841)
                         ----------------------------------

Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form N-1A for the above captioned Fund does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post-effective Amendment No. 25, which was the most recent Amendment to the Registration Statement, filed electronically with the Commission on September 25, 1996.

                                            Very truly yours,



                                            RANSON CAPITAL CORPORATION